Related party transactions (Tables)	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Schedule of related party transactions	The following table presents amounts received from, or paid to, other related parties for management fees, dividends and contributions for the three and six months ended June 30, 2025 and 2024:

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Management fees and other	$2,885	$2,014	$7,122	$6,336
Dividends	1,517	555	9,415	4,095
Contributions	—	—	(544)	(653)